NET LOSS PER SHARE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
NET LOSS PER SHARE
Schedule of net loss per share

Periods ended September 30, 2024	Three Months	Nine Months
Net loss	$(14,664,719)	$(42,226,073)
Dilutive effect of warrant liability	(1,428,355)	(7,283,786)
Net loss allocated to common shares	$(16,093,074)	$(49,509,859)

Weighted average common shares outstanding - basic	39,335,924	34,850,441
Dilutive effect of warrant liability	458,296	695,060
Weighted average common shares outstanding - diluted	39,794,220	35,545,500

Net loss per share - diluted	$(0.40)	$(1.39)

Schedule of dilutive securities have been excluded from the computation of diluted net loss per share

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2024	2023	2024	2023
Warrants	20,412,789	27,148,243	20,412,789	27,148,243
Preferred shares on an as-converted-into-common-stock basis	6,015,662	111,111	6,015,662	111,111
Stock options	5,359,624	2,280,756	5,359,624	2,280,756
Total potentially dilutive shares	31,788,075	29,540,110	31,788,075	29,540,110

	Year Ended December 31,
	2023	2022
Warrants	26,923,243	6,714,479
Stock options	2,351,903	746,257
Convertible preferred shares	3,624,957	111,111
Total potentially dilutive shares	32,900,103	7,571,847